Note 23 - Other liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		$ 131,564	$ 117,506
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		129,032	112,532
Values at the beginning of the year		112,532	103,822
Interest cost		14,692	11,707
Curtailments and settlements		(131)	(675)
Remeasurements	[1]	7,506	8,899
Translation differences		(6,865)	(12,687)
Increase due to business combinations	[2]		4,531
Benefits paid from the plan		(8,345)	(8,762)
Other		2,437	(840)
Current service cost		7,206	6,537
At the end of the year		129,032	112,532
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits Liability		2,532	4,974
Values at the beginning of the year		123,234	116,617
Interest cost		5,424	5,715
Remeasurements	[3]	(182)	2,142
Translation differences		(5,627)	1,940
Increase due to business combinations	[4]		4,708
Benefits paid from the plan		(8,300)	(8,459)
Other		(23,027)	571
Current service cost		176
At the end of the year		91,698	123,234
Present value of funded obligations		91,698	123,234
Fair value of plan assets		(102,653)	(134,052)
Asset	[5]	$ (10,955)	$ (10,818)

[1]	For the year 2024 a loss of $1.6 million is attributable to demographic assumptions and a loss of $5.9 million to financial assumptions.For the year 2023 a loss of $0.6 million is attributable to demographic assumptions and a loss of $8.3 million to financial assumptions.
[2]	For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.
[3]	For the year 2024 a loss of $0.1 million is attributable to demographic assumptions and a loss of $0.1 million to financial assumptions. For the year 2023 a loss of $0.9 million is attributable to demographic assumptions and a loss of $1.3 million to financial assumptions.
[4]	For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.
[5]	In 2024 and 2023, $13.5 million and $15.8 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively, consequently the net post-employment benefits funded exposed as liabilities amounted to $2.5 million and $5.0 million respectively.